Inventory (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventory
Raw materials	¥ 2,362,350				¥ 2,273,991
Work in process	190,206				141,195
Finished Goods	5,363,773				4,291,167
Merchandise	692,816				626,772
Less: inventory provision	(365,808)				(245,902)
Total	8,243,337			$ 1,150,725	¥ 7,087,223
Write-downs of inventory	¥ 133,381	$ 18,619	¥ 71,175